Financial instruments - additional disclosures - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent amounts	$ 395	$ 395
Derivative assets (liabilities)	(2)	(4)
Derivative financial instruments	8	3
Current derivative financial liabilities	$ (10)	(7)
Debt at fixed interest rates	98.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on loss before taxes	$ 9
Contingent consideration liabilities | Level 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjustments for changes in assumptions	23	42
Payments	$ 0	$ 15
Long-term target minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability	55000000.00%	55000000.00%
Long-term target maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Success probability	57000000.00%	80000000.00%
Significant parameters, measurement input | Contingent consideration liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value due to possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	$ 18
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	$ 18
Long-term financial investments | Pricing, measurement input
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Increase (decrease) in fair value due to increase in unobservable input, profit or loss, assets	$ 11
Increase (decrease) in fair value due to increase in unobservable input, comprehensive income, assets	11
Increase (decrease) in fair value due to decrease in unobservable input, comprehensive income, assets	11
Increase (decrease) in fair value due to decrease in unobservable input, profit or loss, assets	$ 11